Consolidated Statements of Changes in Shareholders' Equity	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Retained earnings/(Accumulated deficit) CNY (¥)
Beginning balance at Dec. 31, 2018	¥ 123,909,284			¥ 11,200,000	¥ 40,197,986		¥ 72,511,298
Beginning balance, Shares at Dec. 31, 2018 | shares			50,000,000
Net income/Loss for the year	47,236,997						47,236,997
Provision of statutory reserve					10,609,534		(10,609,534)
Ending balance at Dec. 31, 2019	171,146,281			11,200,000	50,807,520		109,138,761
Ending balance, Shares at Dec. 31, 2019 | shares			50,000,000
Net income/Loss for the year	33,585,084						33,585,084
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost	170,694,201		¥ 45,198	170,649,003
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost, Shares | shares			16,667,000
Provision of statutory reserve					7,409,675		(7,409,675)
Foreign currency translation	(7,956,640)					¥ (7,956,640)
Ending balance at Dec. 31, 2020	367,468,926		¥ 45,198	181,849,003	58,217,195	(7,956,640)	135,314,170
Ending balance, Shares at Dec. 31, 2020 | shares			66,667,000
Net income/Loss for the year	(243,819,961)	$ (38,260,673)					(243,819,961)
Provision of statutory reserve					1,754,641		(1,754,641)
Foreign currency translation	(4,586,027)					(4,586,027)
Ending balance at Dec. 31, 2021	¥ 119,062,938	$ 18,683,574	¥ 45,198	¥ 181,849,003	¥ 59,971,836	¥ (12,542,667)	¥ (110,260,432)
Ending balance, Shares at Dec. 31, 2021 | shares			66,667,000